Net Income Attributable to Canon Inc. Stockholders per Share (Tables)	12 Months Ended
Dec. 31, 2012
Reconciliation of Basic and Diluted Net Income Attributable to Canon Inc. Stockholders Per Share

A reconciliation of the numerators and denominators of basic and diluted net income attributable to Canon Inc. stockholders per share computations is as follows:

	Years ended December 31
	2012	2011	2010
	(Millions of yen)
Net income attributable to Canon Inc.	¥224,564	¥248,630	¥246,603

	(Number of shares)
Average common shares outstanding	1,173,647,835	1,215,832,419	1,234,817,434
Effect of dilutive securities:
Stock options	20,574	60,552	50,603

Diluted common shares outstanding	1,173,668,409	1,215,892,971	1,234,868,037

	(Yen)
Net income attributable to Canon Inc. stockholders per share:
Basic	¥191.34	¥204.49	¥199.71
Diluted	191.34	204.48	199.70